UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Robert Bender & Associates
Address: 245 South Los Robles Avenue, Suite 620
         Pasadena, CA  91011

13F File Number:  028-03386

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Bender
Title:     President
Phone:     626-397-9072

Signature, Place, and Date of Signing:

 /s/ Robert Bender     Pasadena, CA     October 26, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    37

Form 13F Information Table Value Total:    $109,274 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AKAMAI TECHNOLOGIES INC        COM              00971T101     3304    65840 SH       SOLE                        0    65840        0
AMERICAN PUBLIC EDUCATION IN   COM              02913V103     1668    50770 SH       SOLE                        0    50770        0
APPLE INC                      COM              037833100     7928    27939 SH       SOLE                        0    27939        0
BJS RESTAURANTS INC            COM              09180C106     2999   106495 SH       SOLE                        0   106495        0
BROADCOM CORP                  CL A             111320107     3744   105805 SH       SOLE                        0   105805        0
CAVIUM NETWORKS INC            COM              14965A101     3786   131650 SH       SOLE                        0   131650        0
CELGENE CORP                   COM              151020104     3169    55015 SH       SOLE                        0    55015        0
CISCO SYS INC                  COM              17275R102     2315   105730 SH       SOLE                        0   105730        0
CLEAN ENERGY FUELS CORP        COM              184499101     1722   121202 SH       SOLE                        0   121202        0
COACH INC                      COM              189754104     3103    72227 SH       SOLE                        0    72227        0
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102     6496   100763 SH       SOLE                        0   100763        0
CREE INC                       COM              225447101     2055    37852 SH       SOLE                        0    37852        0
FIRST SOLAR INC                COM              336433107     3072    20847 SH       SOLE                        0    20847        0
FREEPORT-MCMORAN COPPER & GO   COM              35671D857     2837    33220 SH       SOLE                        0    33220        0
GENOPTIX INC                   COM              37243V100      903    63570 SH       SOLE                        0    63570        0
GILEAD SCIENCES INC            COM              375558103     2642    74204 SH       SOLE                        0    74204        0
GOOGLE INC                     CL A             38259P508     3592     6832 SH       SOLE                        0     6832        0
HARBIN ELECTRIC INC            COM              41145W109     1712    95720 SH       SOLE                        0    95720        0
HIGHER ONE HLDGS INC           COM              42983D104      165    10000 SH       SOLE                        0    10000        0
ILLUMINA INC                   COM              452327109     4859    98757 SH       SOLE                        0    98757        0
INTUITIVE SURGICAL INC         COM NEW          46120E602     5487    19339 SH       SOLE                        0    19339        0
LULULEMON ATHLETICA INC        COM              550021109     3211    71794 SH       SOLE                        0    71794        0
MINDRAY MEDICAL INTL LTD       SPON ADR         602675100     2213    74830 SH       SOLE                        0    74830        0
NETAPP INC                     COM              64110D104     5256   105564 SH       SOLE                        0   105564        0
NEW ORIENTAL ED & TECH GRP I   SPON ADR         647581107     2332    23901 SH       SOLE                        0    23901        0
NUVASIVE INC                   COM              670704105     2269    64565 SH       SOLE                        0    64565        0
POWER INTEGRATIONS INC         COM              739276103     2294    72160 SH       SOLE                        0    72160        0
QUALCOMM INC                   COM              747525103     2942    65186 SH       SOLE                        0    65186        0
QUANTA SVCS INC                COM              74762E102     1978   103660 SH       SOLE                        0   103660        0
SOUTHWESTERN ENERGY CO         COM              845467109     1295    38725 SH       SOLE                        0    38725        0
STARBUCKS CORP                 COM              855244109     1548    60587 SH       SOLE                        0    60587        0
SUNPOWER CORP                  COM CL A         867652109      479    33270 SH       SOLE                        0    33270        0
TESSERA TECHNOLOGIES INC       COM              88164L100     1201    64895 SH       SOLE                        0    64895        0
UNITED THERAPEUTICS CORP DEL   COM              91307C102     3114    55600 SH       SOLE                        0    55600        0
VISTAPRINT N V                 SHS              N93540107     3585    92754 SH       SOLE                        0    92754        0
VMWARE INC                     CL A COM         928563402     5854    68924 SH       SOLE                        0    68924        0
ZUMIEZ INC                     COM              989817101     2145   101384 SH       SOLE                        0   101384        0